UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $2,395,577,101)
COMMON STOCK — 82.9%

	Shares	Fair Value
CANADA — 2.1%
Methanex	168,754	$11,657,174
Stars Group*	1,114,211	38,166,770

		49,823,944

CHINA — 16.6%
3SBio (1)	2,118,000	4,517,148
Agricultural Bank of China, Cl H	33,492,000	16,214,650
Alibaba Group Holding ADR*	104,421	19,550,744
Baidu ADR*	152,742	37,754,768
China Petroleum & Chemical, Cl H	26,884,000	25,928,218
China Shenhua Energy, Cl H	13,710,500	30,917,863
CSPC Pharmaceutical Group	10,124,000	26,441,671
Galaxy Entertainment Group*	5,356,000	43,023,780
Ping An Insurance Group of China, Cl H	3,075,000	28,520,649
Postal Savings Bank of China, Cl H	34,869,000	23,367,279
Shimao Property Holdings	6,963,500	19,739,698
Tencent Holdings	1,040,700	47,095,717
Weichai Power, Cl H	21,169,000	25,810,427
WH Group	24,794,000	19,900,778
YY ADR*	287,452	26,799,150

		395,582,540

FRANCE — 0.9%
Faurecia	300,156	20,406,312

IRELAND — 1.4%
ICON*	247,808	34,484,961

ITALY — 1.9%
Ferrari	341,948	45,349,144

JAPAN — 1.8%
Kansai Electric Power	1,302,900	18,503,825
Sony	479,100	24,971,558

		43,475,383

PERU — 0.9%
Credicorp	96,311	22,033,068

RUSSIA — 2.9%
Lukoil PJSC ADR	575,437	41,304,868
Sberbank of Russia PJSC ADR	2,118,142	29,844,621

		71,149,489

SOUTH KOREA — 2.2%
Hana Financial Group	305,521	12,262,900
Lotte Chemical	41,405	13,306,304
Samsung Electronics GDR	25,580	26,296,240

		51,865,444

SPAIN — 2.1%
ACS Actividades de Construccion y Servicios	610,379	26,779,649
Repsol	1,185,138	23,524,542

		50,304,191

SWITZERLAND — 1.0%
Partners Group Holding	32,011	24,327,907

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
THAILAND — 0.6%
PTT Exploration & Production NVDR	3,621,700	$15,076,809

UNITED KINGDOM — 2.9%
Anglo American	1,175,411	26,733,241
Rio Tinto	798,967	44,007,784

		70,741,025

UNITED STATES — 45.6%
Alphabet, Cl C*	33,930	41,301,632
Altria Group	290,345	17,037,445
Amgen	262,996	51,691,864
Baxter International	475,440	34,445,628
Caterpillar	179,562	25,821,016
CME Group, Cl A	208,211	33,130,534
Cognizant Technology Solutions, Cl A	518,051	42,221,156
Eastman Chemical	335,217	34,735,185
Edwards Lifesciences*	205,230	29,235,014
Electronic Arts*	342,044	44,038,165
Emerson Electric	397,658	28,742,720
Gilead Sciences	489,083	38,065,330
KLA-Tencor	229,257	26,919,357
Kohl’s	378,796	27,981,660
Kraft Heinz	272,506	16,418,486
Mastercard, Cl A	190,471	37,713,258
MGM Growth Properties, Cl A†	809,549	24,529,334
Microsoft	463,202	49,136,468
Morgan Stanley	864,469	43,707,553
Mosaic	1,129,305	34,003,374
MSCI, Cl A	182,222	30,283,474
National Oilwell Varco	640,573	31,144,659
Newmont Mining	822,173	30,157,306
NVIDIA	71,323	17,464,150
PayPal Holdings*	401,025	32,940,193
Philip Morris International	241,073	20,804,600
Red Hat*	279,702	39,502,313
Rockwell Automation	106,981	20,065,356
Union Pacific	143,344	21,485,832
Valero Energy	224,854	26,611,471
VMware, Cl A*	205,740	29,747,947
Walt Disney	235,229	26,712,605
Waste Management	315,444	28,389,960
Wynn Resorts	199,849	33,330,816
Zoetis, Cl A	264,502	22,874,133

		1,092,389,994

TOTAL COMMON STOCK (Cost $1,844,790,782)		$1,987,010,211

REGISTERED INVESTMENT COMPANIES — 0.7%

	Shares	Fair Value

UNITED STATES — 0.7%
PIMCO Dynamic Credit and Mortgage Income Fund	339,932	$8,171,965
Pimco Dynamic Income Fund	251,631	8,291,242

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $15,373,360)		$16,463,207

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — 0.4%

	Face Amount	Fair Value
UNITED STATES — 0.4%
MGM Resorts International
7.750%, 03/15/22	$4,687,000	$5,132,265
6.000%, 03/15/23	4,992,000	5,172,960

		10,305,225

TOTAL CORPORATE OBLIGATIONS (Cost $10,380,931)		$10,305,225

U.S. TREASURY OBLIGATIONS — 13.3%

	Face Amount	Fair Value
U.S. Treasury Bills
2.383%, 07/18/19 (2)	$36,500,000	$35,665,473
2.297%, 06/20/19 (2)	94,000,000	92,044,392
2.265%, 05/23/19 (2)	35,000,000	34,343,574
2.261%, 04/25/19 (2)	93,155,000	91,596,158
U.S. Treasury Bonds
3.125%, 05/15/48	55,900,000	56,354,188
3.000%, 02/15/48	9,287,000	9,136,449

TOTAL U.S. TREASURY OBLIGATIONS (Cost $317,914,426)		$319,140,234

TOTAL INVESTMENTS — 97.3% (Cost $2,188,459,499)		$2,332,918,877

PURCHASED OPTIONS (3) — 0.1%

	Contracts	Fair Value
Total Purchased Options — 0.1% (Cost $5,364,370)	137,034,037	$3,384,866

WRITTEN OPTION (3) — 0.0%

	Contracts	Fair Value
Total Written Option — 0.0% (Premiums Received $130,980)	(59,000,000)	$(36,736)

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2018
(Unaudited)

PURCHASED OPTIONS — 0.1%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Fair Value
Call Options

UNITED STATES — 0.0%
JPYUSD 107.25 8/03/18*	78,000,000	$731,874	$107.25	08/18/18	$863
USDEUR 1.19 08/14/18*	59,000,000	601,033	1.19	08/18/18	1,154,046

					1,154,908

Put Option

UNITED STATES — 0.1%
iShares MSCI Emerging Markets ETF*	34,037	4,031,463	45.00	08/18/18	2,229,957

Total Purchased Options					$3,384,866

WRITTEN OPTION — 0.0%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Fair Value
Call Option

UNITED STATES — 0.0%
USDEUR 1.15 08/14/18*	(59,000,000)	$(130,980)	$1.15	08/18/18	$(36,736)

Total Written Options					$(36,736)

*	Non-income producing security.
†	Real Estate Investment Trust.
^	Represents amortized cost.
(1)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On July 31, 2018, the value of these securities amounted $4,517,148 and represented 0.2% of net assets.

(2)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(3)	Refer to table below for details on Options Contracts.

Open futures contracts held by the Chiron Capital Allocation Fund (the ‘‘Fund’’) at July 31, 2018, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Fair Value	Unrealized (Depreciation)
CBOE Volatility Index	1,251	Aug-2018	$17,889,114	$17,607,825	$(281,289)
Gold 100oz	549	Dec-2018	67,826,946	67,724,640	(102,306)

			$85,716,060	$85,332,465	$(383,595)

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2018
(Unaudited)

Open OTC swap agreements held by the Fund at July 31, 2018, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	Delta	Total Return	USD 1M LIBOR BBA + 4 BPS	At Maturity	1/22/20	$19,527,563	$-	$(5,055,966)
Morgan Stanley	MSCHIEU Basket Swap **	USD 1D FUNDS FED - 45 BPS	Total Return	At Maturity	6/4/20	(36,631,965)	-	(511,576)
Morgan Stanley	MSCHIJP Basket Swap**	USD 1D FUNDS FED - 50 BPS	Total Return	At Maturity	6/4/20	(53,067,701)	-	986,180
Morgan Stanley	MSCHIUS Basket Swap **	USD 1D FUNDS FED - 50 BPS	Total Return	At Maturity	6/4/20	(139,877,607)	-	(1,371,643)

						$(210,049,710)	$-	$(5,953,005)

** The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps as of July 31, 2018.

Morgan Stanley Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Appreciation (Depreciation)	Fair Value	Percentage of Basket
MSCHIEU Index
529	A.P. MLLER - MRSK B	$(1,663,850)	$(23,236)	$(23,236)	4.54%
8,442	AMS AG	(1,333,280)	(18,620)	(18,620)	3.64
8,983	ASOS PLC	(1,565,982)	(21,869)	(21,869)	4.27
21,592	ASSOCIATED BRITISH FOODS PLC	(1,522,397)	(21,261)	(21,261)	4.16
256,633	BANCO BPM SPA	(1,785,851)	(24,940)	(24,940)	4.88
187,554	BANKIA SA	(1,617,512)	(22,589)	(22,589)	4.42
53,188	BREMBO	(1,594,779)	(22,272)	(22,272)	4.35
32,358	CLARIANT N	(1,694,245)	(23,661)	(23,661)	4.63
64,331	DEUTSCHE BANK AG	(1,841,362)	(25,715)	(25,715)	5.03
19,967	DEUTSCHE POST AG-REG	(1,542,210)	(21,537)	(21,537)	4.21
72,634	E.ON SE NA	(1,792,084)	(25,027)	(25,027)	4.89
1,484	EUROFINS SCIENTI	(1,771,503)	(24,740)	(24,740)	4.84
44,031	GLANBIA	(1,584,936)	(22,134)	(22,134)	4.33
14,824	LAFARGEHOLCIM LTD	(1,659,225)	(23,172)	(23,172)	4.53
155,667	MERLIN ENTERTAINMENT	(1,760,553)	(24,587)	(24,587)	4.81
68,890	ROLLS-ROYCE HOLDINGS PLC	(1,960,682)	(27,381)	(27,381)	5.35
74,618	RPC GROUP PLC	(1,746,103)	(24,385)	(24,385)	4.77
40,682	SKANSKA B	(1,677,360)	(23,425)	(23,425)	4.58
77,586	STANDARD CHARTERED PLC	(1,533,019)	(21,409)	(21,409)	4.18
6,669	SULZER N	(1,790,919)	(25,011)	(25,011)	4.89
29,009	THYSSENKRUPP AG	(1,693,619)	(23,652)	(23,652)	4.61
43,684	TRAVIS PERKINS PLC	(1,500,494)	(20,955)	(20,955)	4.09

		$(36,631,965)	$(511,576)	$(511,576)	100.00%

MSCHIJP Index
671,182	AIFUL CORP	$(1,730,867)	$32,165	$32,165	3.26%
31,133	AIN HOLDINGS INC	(1,866,613)	34,688	34,688	3.52
93,420	ALPS ELECTRIC CO LTD	(2,169,582)	40,318	40,318	4.09
60,589	CALBEE INC	(1,944,167)	36,129	36,129	3.66
228,596	CHALLENGER LTD	(1,706,373)	31,710	31,710	3.22
10,310	COSMOS PHARMACEUTICAL CORP	(1,589,377)	29,536	29,536	2.99
42,558	EZAKI GLICO CO LTD	(1,619,387)	30,094	30,094	3.05
261,678	FLETCHER BLD LTD	(1,013,021)	18,825	18,825	1.91
323,153	FUJIKURA LTD	(1,673,719)	31,103	31,103	3.15
56,362	FURUKAWA ELECTRIC CO LTD	(1,602,088)	29,772	29,772	3.02
53,990	ITO EN LTD	(1,847,595)	34,335	34,335	3.48
88,400	JAPAN LIFELINE CO LTD	(1,536,396)	28,552	28,552	2.90
73,912	KAWASAKI HEAVY IND LTD	(1,745,894)	32,445	32,445	3.29
131,604	KEIKYU CORP	(1,738,753)	32,312	32,312	3.28
92,203	KEWPIE CORP	(1,831,354)	34,033	34,033	3.45
36,556	KYOCERA CORP	(1,713,265)	31,838	31,838	3.23
50,983	MITSUI MINING SMELTING CO	(1,625,965)	30,216	30,216	3.06
14,902	MURATA MANUFACTURING CO LTD	(2,099,106)	39,009	39,009	3.96
31,449	NIPPON SHINYAKU CO LTD	(1,442,566)	26,808	26,808	2.72
42,046	OMRON CORP	(1,530,772)	28,447	28,447	2.88
89,178	ONO PHARMACEUTICAL CO LTD	(1,697,114)	31,538	31,538	3.20
163,948	ORICA LTD	(1,729,458)	32,139	32,139	3.26
52,470	PEPTIDREAM INC	(1,646,857)	30,604	30,604	3.10
307,783	QBE INSURANCE GROUP LTD	(1,865,310)	34,664	34,664	3.51
39,849	SHIMA SEIKI MFG LTD	(1,741,518)	32,363	32,363	3.28
15,609	SHIMANO INC	(1,809,695)	33,630	33,630	3.41
1,712,413	SJM HOLDINGS	(1,680,051)	31,221	31,221	3.17
31,128	SOFTBANK GROUP CORP	(2,082,176)	38,694	38,694	3.92
62,350	THK CO LTD	(1,362,439)	25,319	25,319	2.57
125,527	TOPCON CORP	(1,750,953)	32,539	32,539	3.30
267,832	TORAY INDUSTRIES INC	(1,675,272)	31,132	31,132	3.16

		$(53,067,701)	$986,180	$986,180	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2018
(Unaudited)

Morgan Stanley Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized (Depreciation)	Fair Value	Percentage of Basket
MSCHIUS Index
128,781	ACADIA PHARM	$(1,492,461)	$(14,635)	$(14,635)	1.07%
89,735	ACTUANT CORP CLASS A	(1,967,556)	(19,294)	(19,294)	1.41
22,980	ALBEMARLE	(1,662,466)	(16,302)	(16,302)	1.19
22,687	ALNYLAM PHARMACEUTICALS	(1,655,240)	(16,231)	(16,231)	1.18
58,349	AMER CMPS COMM	(1,848,508)	(18,127)	(18,127)	1.32
75,357	ANTERO MIDSTREAM PARTNERS LP	(1,912,174)	(18,751)	(18,751)	1.37
54,040	APACHE CORP	(1,909,108)	(18,721)	(18,721)	1.36
65,140	AQUA AMERICA INC	(1,848,027)	(18,122)	(18,122)	1.32
70,250	AXALTA COAT SYS	(1,632,058)	(16,004)	(16,004)	1.17
58,319	BALL CORP	(1,745,421)	(17,116)	(17,116)	1.25
32,679	BRINK’S CO/ THE	(2,004,018)	(19,651)	(19,651)	1.43
33,743	CARMAX GROUP	(1,935,297)	(18,978)	(18,978)	1.38
22,824	CASEYS GENERAL	(1,917,319)	(18,801)	(18,801)	1.37
42,621	CLEAN HARBORS	(1,863,468)	(18,273)	(18,273)	1.33
48,419	COGNEX CORP	(1,962,655)	(19,246)	(19,246)	1.40
29,560	CONSOLIDATED EDISON INC	(1,791,845)	(17,571)	(17,571)	1.28
21,962	CROWN CASTLE INTERNATIONAL CORP	(1,869,365)	(18,331)	(18,331)	1.34
53,472	D.R. HORTON INC	(1,794,596)	(17,598)	(17,598)	1.28
48,565	DENTSPLY SIRONA INC	(1,794,409)	(17,596)	(17,596)	1.28
20,707	EAGLE MATERIALS INC	(1,579,987)	(15,493)	(15,493)	1.13
70,836	ENBRIDGE	(1,925,375)	(18,880)	(18,880)	1.38
139,841	ENLINK MIDSTREAM PARTNERS LP	(1,673,263)	(16,408)	(16,408)	1.20
43,322	EQT CORP	(1,652,915)	(16,209)	(16,209)	1.18
5,782	EQUINIX INC	(1,950,598)	(19,128)	(19,128)	1.39
42,923	EXACT SCIENCES	(1,926,812)	(18,894)	(18,894)	1.38
42,564	FIBROGEN INC	(2,062,662)	(20,227)	(20,227)	1.47
134,466	FINISAR CORP	(1,740,100)	(17,063)	(17,063)	1.24
17,054	GARTNER INC	(1,773,785)	(17,394)	(17,394)	1.27
105,210	GENESIS ENERGY	(1,857,629)	(18,216)	(18,216)	1.33
212,618	GULFPORT ENERGY	(1,879,473)	(18,430)	(18,430)	1.34
85,367	HAIN CELESTIAL	(1,864,584)	(18,284)	(18,284)	1.33
57,972	HOLOGIC INC	(1,910,447)	(18,734)	(18,734)	1.37
96,586	HOME BANCSHARES INC/CONWAY A	(1,720,183)	(16,868)	(16,868)	1.23
14,779	IAC/INTERACTIVE CORP	(1,671,297)	(16,389)	(16,389)	1.19
141,542	INTREXON CORPN	(1,593,608)	(15,627)	(15,627)	1.14
68,071	IRON MOUNTAIN	(1,835,500)	(17,999)	(17,999)	1.31
58,426	JAMES RIVER GROUP HOLDINGS LIMITED	(1,857,212)	(18,212)	(18,212)	1.33
79,931	JELD-WEN HOLDING INC	(1,684,466)	(16,518)	(16,518)	1.20
57,172	KENNAMETAL INC	(1,710,660)	(16,775)	(16,775)	1.22
84,625	KEYERA CORP	(1,874,979)	(18,386)	(18,386)	1.34
54,014	LEGGET & PLATT	(1,807,404)	(17,723)	(17,723)	1.29
677,418	LENDINGCLUB CORP	(2,143,458)	(21,019)	(21,019)	1.53
8,486	LENDINGTREE INC	(1,556,355)	(15,262)	(15,262)	1.11
43,246	LENNAR CORP	(1,736,059)	(17,024)	(17,024)	1.24
71,690	LIBERTY MEDIA GROUP - C	(1,940,786)	(19,031)	(19,031)	1.39
95,393	LIONS GATE	(1,747,295)	(17,134)	(17,134)	1.25
10,431	LITTELFUSE	(1,736,971)	(17,033)	(17,033)	1.24
51,421	LIVE NATION ENTMT INC	(1,946,123)	(19,084)	(19,084)	1.39
10,271	M MARIETTA	(1,572,979)	(15,425)	(15,425)	1.12
22,633	MASIMO CORP	(1,728,127)	(16,946)	(16,946)	1.24
148,074	MATTEL INC	(1,804,746)	(17,697)	(17,697)	1.29
46,584	MERCURY GENERAL	(1,840,001)	(18,043)	(18,043)	1.32
57,100	NAVISTAR INTL	(1,888,728)	(18,521)	(18,521)	1.35
160,608	NUANCE COMMUNICATIONS INC	(1,821,832)	(17,865)	(17,865)	1.30
612,549	OPKO HLTH INC	(2,643,860)	(25,926)	(25,926)	1.89
27,654	PRA HEALTH SCIENCES INC	(2,233,017)	(21,897)	(21,897)	1.60
26,449	PRICESMART	(1,660,574)	(16,284)	(16,284)	1.19
43,770	PUMA BIOTECHNOLOGY IN	(1,618,596)	(15,872)	(15,872)	1.16
146,811	RANGE RESOURCES	(1,739,744)	(17,060)	(17,060)	1.24
40,073	SEATTLE GENETIC	(2,166,646)	(21,246)	(21,246)	1.55
17,296	SIGNATURE BANK	(1,457,275)	(14,290)	(14,290)	1.04
210,936	SNAP INC - A	(2,024,984)	(19,857)	(19,857)	1.45
30,557	SOUTHWEST GAS HOLDINGS INC	(1,835,166)	(17,996)	(17,996)	1.31
31,858	SPIRE INC	(1,751,842)	(17,179)	(17,179)	1.25
61,558	SPIRIT AIRLINES INC	(2,053,695)	(20,139)	(20,139)	1.47
91,476	STERLING BANCORP/DE	(1,559,630)	(15,294)	(15,294)	1.11
20,707	SYNNEX CORP	(1,534,186)	(15,044)	(15,044)	1.10
46,411	TEMPUR SEALY INTERNATIONAL INC	(1,741,890)	(17,081)	(17,081)	1.25
46,604	TESARO	(1,246,630)	(12,224)	(12,224)	0.89
8,040	TESLA INC	(1,840,969)	(18,053)	(18,053)	1.32
102,409	THE CARLYLE GROUP	(1,915,136)	(18,780)	(18,780)	1.37
34,260	ULTRAGENYX PHARMACEUTICAL INC	(2,081,504)	(20,411)	(20,411)	1.49
19,450	UNITED PARCEL SERVICE - CL B	(1,790,912)	(17,562)	(17,562)	1.28
23,165	UNIV DISPLAY	(1,713,248)	(16,800)	(16,800)	1.22
17,517	VULCAN MATRLS	(1,506,720)	(14,775)	(14,775)	1.08
107,638	WORLD FUEL SVC	(2,300,598)	(22,560)	(22,560)	1.64
64,539	ZAYO GROUP HOLDINGS INC	(1,838,400)	(18,027)	(18,027)	1.31

		$(139,877,607)	$(1,371,643)	$(1,371,643)	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2018
(Unaudited)

ADR — American Depositary Receipt
BBA — British Bankers Association
BPS — Basis Points
CBOE — Chicago Board Options Exchange
Cl — Class
GDR — Global Depositary Receipt
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LTD — Limited
NVDR — Non Voting Depository Receipt
OTC — Over the Counter
PJSC — Public Joint Stock Company
PLC — Public Liability Company
USD — United States Dollar
VAR — Variable

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at July 31, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$49,823,944	$—	$—	$49,823,944
China	395,582,540	—	—	395,582,540
France	20,406,312	—	—	20,406,312
Ireland	34,484,961	—	—	34,484,961
Italy	45,349,144	—	—	45,349,144
Japan	43,475,383	—	—	43,475,383
Peru	22,033,068	—	—	22,033,068
Russia	71,149,489	—	—	71,149,489
South Korea	51,865,444	—	—	51,865,444
Spain	50,304,191	—	—	50,304,191
Switzerland	24,327,907	—	—	24,327,907
Thailand	15,076,809	—	—	15,076,809
United Kingdom	70,741,025	—	—	70,741,025
United States	1,092,389,994	—	—	1,092,389,994

Total Common Stock	1,987,010,211	—	—	1,987,010,211

Registered Investment Companies	16,463,207	—	—	16,463,207

Corporate Obligations	—	10,305,225	—	10,305,225

U.S. Treasury Obligations	—	319,140,234	—	319,140,234

Total Investments in Securities	$2,003,473,418	$329,445,459	$—	$2,332,918,877

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$3,384,866	$—	$—	$3,384,866
Written Options	(36,736)	—	—	(36,736)
Futures Contracts‡
Unrealized Depreciation	(383,595)	—	—	(383,595)
OTC Swaps‡
Total Return Swaps
Unrealized Appreciation	—	986,180	—	986,180
Unrealized Depreciation	—	(6,939,185)	—	(6,939,185)

Total Other Financial Instruments	$2,964,535	$(5,953,005)	$—	$(2,988,470)

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2018
(Unaudited)

‡ Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as ‘‘—’’ are either $0 or have been rounded to $0.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities. As of July 31, 2018, the Fund did not hold any Level 3 securities. All transfers, if any, are recognized by the Fund at the end of the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
JULY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $10,187,150)
COMMON STOCK — 96.9%

	Shares	Fair Value

AUSTRALIA — 2.4%
Aristocrat Leisure	10,200	$244,014

CANADA — 3.0%
Methanex	1,895	130,903
Stars Group*	4,997	171,170

		302,073

CHINA — 9.8%
3SBio (1)	87,000	185,549
Huabao International Holdings	217,000	132,427
Shimao Property Holdings	64,500	182,841
Sinopec Engineering Group, Cl H	231,000	235,443
Yanzhou Coal Mining, Cl H	122,000	151,702
YY ADR*	1,213	113,088

		1,001,050

DENMARK — 1.5%
GN Store Nord	3,144	149,983

FRANCE — 2.1%
Ubisoft Entertainment*	1,952	215,565

IRELAND — 4.7%
ICON*	1,665	231,701
Jazz Pharmaceuticals*	1,419	245,601

		477,302

ITALY — 1.4%
Moncler	3,317	146,305

JAPAN — 12.1%
Kanamoto	6,000	186,469
Marubeni	29,900	227,509
Oji Holdings	29,000	171,694
Sankyu	4,000	210,347
Shikoku Electric Power*	18,100	241,355
TS Tech	4,700	193,145

		1,230,519

PERU — 1.3%
Alicorp SAA	37,000	132,769

PHILIPPINES — 1.7%
Bloomberry Resorts*	882,500	174,157

PORTUGAL — 1.5%
Navigator	27,573	157,472

RUSSIA — 1.0%
PhosAgro PJSC GDR	7,579	99,815

TAIWAN — 2.0%
Silicon Motion Technology ADR	3,790	202,272

UNITED KINGDOM — 1.3%
Rightmove	2,082	133,110

UNITED STATES — 51.1%
Alliance Resource Partners (2)	8,184	166,749
AllianceBernstein Holding (2)	7,133	215,416

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
UNITED STATES — (continued)
Allison Transmission Holdings	2,097	$98,559
Aspen Technology*	1,734	166,100
Bio-Techne	1,467	235,659
Black Knight*	1,650	85,222
F5 Networks*	916	156,984
Fair Isaac*	663	133,568
Generac Holdings*	4,331	232,791
Genesee & Wyoming, Cl A*	2,425	208,550
HD Supply Holdings*	3,335	146,673
Hess Midstream Partners	9,777	216,561
HollyFrontier	2,937	219,041
ITT	3,183	180,380
Jack Henry & Associates	954	128,504
Lazard, Cl A (2)	3,603	195,643
MGM Growth Properties, Cl A†	4,312	130,654
MSCI, Cl A	731	121,485
Nordstrom	4,213	220,803
Oceaneering International*	8,981	245,720
Post Holdings*	1,478	127,936
Rexnord*	6,711	202,941
Talend ADR*	1,724	101,975
Valero Energy Partners (2)	4,745	185,814
Varian Medical Systems*	1,723	198,920
Veeva Systems, Cl A*	1,904	144,000
Virtusa*	3,220	170,113
Voya Financial	3,521	177,881
WellCare Health Plans*	720	192,542
Zions Bancorporation	3,901	201,682

		5,208,866

TOTAL COMMON STOCK (Cost $8,976,550)		$9,875,272

TOTAL INVESTMENTS — 96.9% (Cost $8,976,550)		$9,875,272

†	Real Estate Investment Trust.
*	Non-income producing security.
(1)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On July 31, 2018, the value of these securities amounted $185,549 and represented 1.8% of net assets.

(2)	Security considered Master Limited Partnership. At July 31, 2018, these securities amounted to $763,622 or 7.5% of net assets.

Open OTC swap agreements held by the Fund at July 31, 2018, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Upfront Payments/ Receipts	Net Unrealized (Depreciation)
Morgan Stanley	Lotte Himart	Total Return	USD 1M LIBOR BBA + 105 BPS	At Maturity	11/8/19	$104,608	$-	$(1,002)

						$104,608	$-	$(1,002)

ADR — American Depositary Receipt
BBA — British Bankers Association
BPS — Basis Points
Cl — Class
GDR — Global Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
JULY 31, 2018
(Unaudited)

LIBOR — London Interbank Offered Rate
OTC — Over the Counter
PJSC — Public Joint Stock Company
USD — United States Dollar

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at July 31, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,875,272	$—	$—	$9,875,272

Total Investments in Securities	$9,875,272	$—	$—	$9,875,272

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps‡

Total Return Swaps

Unrealized Depreciation	$—	$(1,002)	$—	$(1,002)

Total Other Financial Instruments	$—	$(1,002)	$—	$(1,002)

‡ Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as ‘‘—’’ are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by Market in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. There were no other significant transfers between Level 1 and 2 assets for the period ended July 31, 2018. All other transfers were considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

CHI-QH-001-0600

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018